Accounts Receivable, Net - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 87,740,515	$ 114,486,024
Domestic customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	48,520,478	60,057,141
Domestic customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	1,172,961	10,188,070
Domestic customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	133,538	4,081,862
Domestic customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	375,790	777,409
Domestic customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	584,886	11,345,933
Domestic customers [member] | Past due [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	2,267,175	26,393,274
Domestic customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(1,409,014)	(951,932)
Domestic customers [member] | Unimpaired [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	858,161	25,441,342
Domestic customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	47,662,317	34,615,799
Export customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	39,220,037	54,428,883
Export customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	34,839	334,155
Export customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	3,313
Export customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	26,444
Export customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	307,089	315,888
Export customers [member] | Past due [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	371,865	650,043
Export customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(321,438)	(272,813)
Export customers [member] | Unimpaired [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	50,247	377,230
Export customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 39,169,790	$ 54,051,653